Securities (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities (Additional Textual) [Abstract]
Securities Pledged as Collateral	$ 54,861,000	$ 36,653,000
State and municipal securities [Member]
Securities (Textual) [Abstract]
Number of securities with unrealized losses	27
Aggregate depreciation from the Corporation's amortized cost basis on these securities	1.90%
Mortgage-backed securities [Member]
Securities (Textual) [Abstract]
Number of securities with unrealized losses	10
Aggregate depreciation from the Corporation's amortized cost basis on these securities	0.60%
Corporate securities [Member]
Securities (Textual) [Abstract]
Number of securities with unrealized losses	2
Aggregate depreciation from the Corporation's amortized cost basis on these securities	2.70%